Property, Plants and Equipment, Net	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PLANTS AND EQUIPMENT, NET
NOTE 8:-	PROPERTY, PLANTS AND EQUIPMENT, NET

a.	Property, plants and equipment, net, are comprised of the following as of the below dates:

	December 31,
	2021	2020
Cost:
Computers, software, furniture, and equipment	$148,033	$140,583
Motor vehicles	8,362	8,623
Buildings	-	975
Leasehold improvements	41,700	39,284
	198,095	189,465
Accumulated depreciation:
Computers, software, furniture, and equipment	$111,258	$104,576
Motor vehicles	4,697	3,875
Buildings	-	112
Leasehold improvements	25,254	21,726
	141,209	130,289

Depreciated cost	$56,886	$59,176

b.	Depreciation expenses totaled $12,071, $16,513 and $20,468 for the years ended December 31, 2019, 2020 and 2021, respectively.